Loans (Average Recorded Investments in Impaired Loans and Related Amount of Interest Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Average recorded investment	$ 1,460	$ 4,410
Interest income recognized on impaired loans	90	111
Impaired financing receivable average recorded investment, guaranteed by Small Business Administration	318	200
SBA loans held for investment
Financing Receivable, Impaired [Line Items]
Average recorded investment	668	1,535
Interest income recognized on impaired loans	47	14
SBA 504 loans
Financing Receivable, Impaired [Line Items]
Average recorded investment	82	798
Interest income recognized on impaired loans	0	0
Commercial loans | Other
Financing Receivable, Impaired [Line Items]
Average recorded investment	25	607
Interest income recognized on impaired loans	0	38
Commercial loans | Commercial real estate
Financing Receivable, Impaired [Line Items]
Average recorded investment	685	1,198
Interest income recognized on impaired loans	43	59
Commercial loans | Commercial real estate construction
Financing Receivable, Impaired [Line Items]
Average recorded investment	0	272
Interest income recognized on impaired loans	$ 0	$ 0